Consolidated Statements Of Comprehensive Income ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues:
Online marketing services	$ 11,242	¥ 73,146	¥ 64,525	¥ 64,037
Others	1,792	11,663	6,024	2,345
Total revenues	13,034	84,809	70,549	66,382
Operating costs and expenses:
Cost of revenues	(6,619)	(43,062)	(35,278)	(27,458)
Selling, general and administrative	(2,018)	(13,128)	(15,071)	(17,076)
Research and development	(1,987)	(12,928)	(10,151)	(10,176)
Total operating costs and expenses	(10,624)	(69,118)	(60,500)	(54,710)
Operating profit	2,410	15,691	10,049	11,672
Other income:
Interest income	485	3,154	2,342	2,362
Interest expense	(248)	(1,615)	(1,158)	(1,041)
Foreign exchange income (loss), net	(74)	(482)	508	182
Income (loss) from equity method investments	(10)	(63)	(1,026)	4
Others, net	707	4,598	3,794	24,728
Total other income, net	860	5,592	4,460	26,235
Income before income taxes	3,270	21,283	14,509	37,907
Income taxes	(460)	(2,995)	(2,913)	(5,475)
Net income	2,810	18,288	11,596	32,432
Net loss attributable to noncontrolling interests	2	13	36	1,232
Net income attributable to Baidu, Inc.	2,812	18,301	11,632	33,664
Other comprehensive (loss) income:
Foreign currency translation adjustment	123	803	(593)	(645)
Unrealized gains (losses) on available-for-sale investments, net of reclassification	242	1,575	(57)	295
Other comprehensive (loss) income, net of tax	365	2,378	(650)	(350)
Comprehensive income	3,175	20,666	10,946	32,082
Comprehensive loss (income) attributable to noncontrolling interests and redeemable noncontrolling interests	53	348	(291)	1,056
Comprehensive income attributable to Baidu, Inc. ordinary shareholders	$ 3,228	¥ 21,014	¥ 10,655	¥ 33,138
Common Class A and Class B
Earnings per shares:
Basic | (per share)	$ 81.08	¥ 527.51	¥ 319.47	¥ 954.56
Diluted | (per share)	$ 80.55	¥ 524.08	¥ 318.62	¥ 951.49
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	34,725,123	34,725,123	34,665,238	34,921,782
Diluted	34,952,391	34,952,391	34,757,086	35,034,470
Class A Ordinary Shares
Earnings per shares:
Basic | (per share)	$ 81.08	¥ 527.51	¥ 319.47	¥ 954.56
Diluted | (per share)	$ 80.55	¥ 524.08	¥ 318.62	¥ 951.49
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	27,464,760	27,464,760	27,263,984	27,428,861
Diluted	34,952,391	34,952,391	34,757,086	35,034,470
Class A Ordinary Shares | American Depositary Shares
Earnings per shares:
Basic | (per share)	$ 8.11	¥ 52.75	¥ 31.95	¥ 95.46
Diluted | (per share)	$ 8.06	¥ 52.41	¥ 31.86	¥ 95.15